Commitments and Contingencies (Operating Lease) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Approximate minimum annual rentals under operating lease obligations and sublease receivables
Operating Lease Obligations, 2013	$ 3,756
Operating Lease Obligations, 2014	3,100
Operating Lease Obligations, 2015	2,554
Operating Lease Obligations, 2016	2,391
Operating Lease Obligations, 2017	1,479
Operating Lease Obligations, Thereafter	32
Operating Lease Obligations, Total	$ 13,312